Accounts Receivable, net - Creditworthiness of Customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Creditworthiness of customers
Subsidy receivable after listing of power plants in Subsidy Catalogue	¥ 394,190	¥ 155,770
Provision, net of recoveries	40,775	¥ (18,076)	¥ (4,746)
Swap of accounts receivable from third party customers for equity method investment			39,498
Datang Angli
Creditworthiness of customers
Swap of accounts receivable from third party customers for equity method investment	¥ 39,498		¥ 39,498
Solar cells
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness	90 days
Solar modules
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness	180 days